Prepayments, Other Receivables and Other Assets - Summary of Prepayments, Other Receivables and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
VAT recoverable	$ 4,080	$ 3,542
Prepayments	1,068	431
Prepayments Other Receivable and Other Assets
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Interest receivable	230	80
Other receivables	836	264
Income tax refund	3,709	4,267
VAT recoverable	2,264	1,941
Prepayments	5,715	3,455
Total	$ 12,754	$ 10,007